Taxes - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
Increase (decrease) in amount of unrecognized tax benefits	$ 387
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	6,759	$ 7,031	$ 3,740
Additions based on tax positions related to the current year	816	394	3,029
Additions for tax positions of prior years	779	1,201	803
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(922)	(1,686)	(367)
Settlements	(286)	(181)	(174)
Balance at December 31	$ 7,146	$ 6,759	$ 7,031